LOANS, Short-term and Long-term Loans (Details) - ARS ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024		Dec. 31, 2023	Dec. 31, 2022
Current Loans [Abstract]
Total Current Loans		$ 78,396,382		$ 131,893,312
Non Current Loans [Abstract]
Total Non Current Loans		501,713,249		895,185,496
Total Loans	[2]	580,109,631	[1]	1,027,078,808
Notes repurchase				52,244,896
Borrowing issuance expenses and issue price		207,479,604		1,096,881,998	$ 399,450,268
Loans [Member]
Non Current Loans [Abstract]
Borrowing issuance expenses and issue price		10,135,743		114,727
2031 Notes [Member]
Current Loans [Abstract]
Total Current Loans		18,625,880		0
Non Current Loans [Abstract]
Total Non Current Loans		495,544,257		0
Total Loans		495,544,257
2018 Notes [Member]
Current Loans [Abstract]
Total Current Loans		0		9,315,114
Non Current Loans [Abstract]
Total Non Current Loans	[1]	0		827,993,739
Bank Loans [Member]
Current Loans [Abstract]
Total Current Loans		51,962,324		108,870,337
Non Current Loans [Abstract]
Total Non Current Loans		0		43,408,897
Total Loans		51,962,324
Leases Liabilities [Member]
Current Loans [Abstract]
Total Current Loans		7,808,178		13,707,861
Non Current Loans [Abstract]
Total Non Current Loans		6,168,992		$ 23,782,860
Total Loans		$ 13,977,170

[1]	As of December 31, 2023, it is net of Notes repurchase of Ps 52,244,896.
[2]	Net of issuance expenses and issue price of Ps. 10,135,743 and Ps. 114,727 as of December 31, 2024 and 2023, respectively.